PRICEWATERHOUSECOOPERS
                                             PricewaterhouseCoopers LLP
                                             160 Federal Street
                                             Boston MA 02110
                                             Telephone (617) 439 4390








                      REPORT OF INDEPENDENT ACCOUNTANTS




 To the Shareholders and the Board of Directors of SGY Global Fund, a portfolio of SGY Funds, Inc.:

 In our opinion, the accompanying statements of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SGY Global Fund, (the "Fund"), at December 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

 As stated in Note 6 to the financial statements, the Fund terminated operations and liquidated on May 12, 1999.





 Boston, Massachusetts
 June 30, 1999

                                 SGY GLOBAL FUND
                        (formerly Yaamaichi Global Fund)

                       STATEMENT OF ASSETS AND LIABILITIES


                                December 3l, 1998



                                     ASSETS


 Investments at value (cost $10,209,565, Note 2A)          $ 10,166,655
 Foreign currencies                                                 540
 Cash                                                             4,531
 Dividends receivable                                            12,950
 Receivable for securities sold                                  27,087
 Receivable for taxes withheld                                    4,279
 Prepaid expenses                                                 9,850
                                                             ----------

         Total assets                                        10,225,892


                                LIABILITIES


 Capital gain distribution payable                              221,982
 Accrued professional fees                                       36,584
 Accrued investment advisor fees                                  8,353
 Accrued transfer agent fees                                      7,724
 Accrued expenses and other payables                                338
                                                             ----------

         Total liabilities                                      274,981

                                                             ----------
 Net assets for 1,109,912 shares outstanding (Note 5)       $ 9,950,911


 Net assets consist of:
   Net investment loss                                          (71,281)
   Accumulated net realized gain on investments
   and foreign currency transactions (Note 2B)                3,405,010
 Unrealized depreciation of investments, foreign
 currency holdings, and other net assets (Note 2A)              (42,556)
 Par value (Note 5)                                              11,099
 Paid-in capital in excess of par value (Notes 1 and 5)       6,648,639

                                                              ---------
           Total net assets at value                      $   9,950,911
                                                             ----------
                                                             ----------

 Net asset value and redemption price per
    share ($9,950,911 / 1,109,912 shares)                         $8.97
 Maximum offering price per share ((100/ 95.25) x $8.97)          $9.42






               The accompanying notes are an integral part of the
                             financial statements.

                                 SGY GLOBAL FUND
                         (formerly Yamaichi Global Fund)

                             STATEMENT OF OPERATIONS

                      for the year ended December 31, 1998


Income (Note 2D):
  Dividends (net of foreign withholding taxes of $4,582)              $  97,083
  Interest                                                               40,888
                                                                     ----------

        Total investment income                                         137,971


Expenses:
  Investment advisory fees (Note 3A)                    $   74,758
  Professional fees                                         55,776
  Custodian expense                                         27,725
  Transfer agent expense                                    25,665
  Directors' fees (Note 3B)                                 19,292
  Other expenses                                             4,164
  Printing and postage expense                                 921
  Insurance expense                                            951
                                                        ----------

        Total expenses                                                  209,252
                                                                     ----------

Net investment income (loss)                                            (71,281)


Realized and unrealized gain (loss) on
     investments and foreign currencies:

 Net realized gain (loss) on investments sold           2,410,716
 Net realized gain (loss)
        on foreign currency transactions                  (17,344)
                                                       ----------

Net realized gain (loss) on investments and
       foreign currency transactions                                  2,393,372

  Change in unrealized appreciation (depreciation)
       of investments                                  (2,121,464)
  Change in unrealized appreciation (depreciation)
       of foreign currencies and other net assets         (96,574)
                                                        ----------


Net change in unrealized appreciation (depreciation) of
      investments, foreign currency holdings and other assets        (2,218,038)
                                                                     ----------

Net realized and unrealized gain (loss) on investments,
      foreign currency and other net assets                             175,334
                                                                     ----------

Net increase (decrease) in net assets
      resulting from operations                                      $  104,O53
                                                                     ----------
                                                                     ----------




               The accompanying notes are an integral part of the
                             financial statements.

                                 SGY GLOBAL FUND
                         (formerly Yamaichi Global Fund)

                       STATEMENT OF CHANGES IN NET ASSETS

           for the years ended December 3l, 1998 and December 3l, 1997



                                                                                          1998             1997


Net investment income (loss)                                                      $     (71,281)    $    (159,299)
Net realized gain (loss) on investments and foreign currency transactions             2,393,372         2,350,210
Net change in unrealized appreciation (depreciation) of investments, foreign
      currency holdings and other net assets                                         (2,218,038)         (161,217)
                                                                                     ----------         ---------

Net increase (decrease) in net assets resulting from operations                         104,053         2,029,694

Distributions to shareholders from:
  Net realized gains on investments                                                    (221,982)       (1,413,816)

Net increase (decrease) in net assets from Fund share transactions (Note 5)             (77,875)       (3,770,579)
                                                                                     ----------         ---------

Net increase (decrease) in net assets                                                  (195,804)       (3,154,701)

Net assets:
  Beginning of period                                                                10,146,715        13,301,416
                                                                                     ----------        ----------

End of period                                                                     $   9,950,911     $  10,146,715
                                                                                     ----------        ----------
                                                                                     ----------        ----------




               The accompanying notes are an integral part of the
                             financial statements.

                                 SGY GLOBAL FUND
                         (formerly Yamaichi Global Fund)

                              FINANCIAL HIGHLIGHTS



                                       Year     Year     Year     Year      Year     Year    Year     Year     Year     Year  Period
                                      Ended    Ended    Ended    Ended     Ended    Ended   Ended    Ended    Ended    Ended   Ended

                                  12/31/98 12/31/97 12/31/96 12/31/95 12/31/94 12/31/93 12/31/92 12/31/91 12/31/90 12/31/89 12/31/88
Per Share Operating Performance:
Net asset value, beginning of period. $9.08   $8.97    $9.32    $8.37    $9.33    $7.35   $7.93    $7.53    $9.95    $9.76   $9.95
                                      -----   -----    -----    -----    -----    -----   ------   ------   ------   ------  -----
Net investment income (loss)......... (0.06)  (0.14)   (0.01)   (0.01)   (0.05)    0.04    0.06     0.04     0.08#    0.11    0.10
Net realized gain (loss) on
   investments and foreign currency..  0.15    1.52     0.92     1.51    (0.56)    2.42   (0.24)    1.00    (2.01)    1.33   (0.21)
                                      ------  ------   ------   ------   ------   -----  -------    ----    ------    ----   ------
Total from investment operations.....  0.09    1.38     0.91     1.50    (0.61)    2.46   (0.18)    1.04    (1.93)    1.44   (0.11)

Distributions to shareholders from:
  Capital............................ ------  ------   (1.26)   ------   ------   ------  (0.34)   (0.60)   (0.32)   ------  ------
  Net Investment Income.............. ------  ------   ------   ------   ------   (0.04)  (0.06)   (0.04)   (0.17)   ------  (0.08)
  Funds in excess of Net Inv. Income. ------  ------   ------   ------   ------   (0.02)  ------   ------   ------   ------  ------
  Net realized gain on investments... (0.20)  (1.27)   ------   (0.55)   (0.35)   (0.42)  ------   ------   -----    (1.25)  ------

Net asset value:
End of Period........................ $8.97   $9.08    $8.97    $9.32    $8.37    $9.33   $7.35    $7.93    $7.53    $9.95   $9.76

                                     ----------------------------------------------------------------------------------------------
Total Return@........................ 0.99%   15.72%   10.55%   17.22%   (6.40%)  33.62%  (2.28%)  14.22%  (18.90%)  14.75% (1.11%)
                                     ----------------------------------------------------------------------------------------------
Ratio of management fee to
     average net assets.............. 0.98%*(a) 1.00%   1.00%    1.00%    1.00%   1.00%   1.00%    1.00%    1.00%    1.00%  1.00%*
Ratio of expenses to average net
   assets before reduction...........  --       -- %     -- %     -- %    2.10%    --      --       --       --       --     --
Ratio of expenses to
     average net assets.............. 2.75%*(a) 2.81%   2.37%    1.93%    2.04%   1.75%   1.78%    1.94%    1.58%    1.73%  1.92%*
Ratio of net investment income to
   average net assets...............(0.94%)(a) 1.22%)  (0.13%)   0.14%   (0.37%)  0.35%   0.77%    0.48%    0.98%    0.64%   1.86%
Portfolio turnover rate.............176.97%(a) 101.46% 65.07%   73.99%   70.13%  75.50%  58.20%   47.40%   99.20%  136.00%  68.70%
Shares outstanding at end
   of period (000 omitted)...........  1,110   1,118    1,483    2,164    2,249   3,608   6,975    7,397    8,696    5,535   10,630
Average Commission Rate  Per Share           .000881  .001608



 *Annualized

@Represents the  aggregate  total return for the period  indicated  and does not reflect any applicable sales charges.
#Net investment income has been calculated based on the average share method
** For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.
*** The Fund Commenced operations on June 10, 1988.
(a) Ratios reflect the redemption of Yamaichi Global Fund, see note 1 for more information.


The accompanying notes are an integral part of the financial statements.

                                 SGY GLOBAL FUND
                         (formerly Yamaichi Global Fund)

                          NOTES TO FINANCIAL STATEMENTS


    1.   Organization and Business:

         On February 27, 1998 Societe Generale Asset Management (North Pacific) Co. Ltd., a wholly owned subsidiary of Societe Generale, purchased an 85% interest in Yamaichi International Capital Management, the Fund's investment advisor. SG Pacific Asset Management, Inc. (the "Company") is an investment advisor registered under the Investment Advisory Act of 1940, as amended. The Company is organized as a Maryland corporation. On June 6, 1988, the initial 10,100 shares of the Fund were purchased by Yamaichi International (America), Inc. On February 11, 1998 all existing shares of the Yamaichi Global Fund were redeemed at an NAV of $9.02 and the Fund was renamed as SGY Global Fund. On April 23, 1998, the initial 100 shares of the Fund were purchased by the Company. On April 23, 1998, operations of the Fund commenced. The Fund's custodian and fund accounting agent is Brown Brothers Harriman & Co. The transfer agent is Countrywide Fund Services, Inc. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.


     2. Significant Accounting Policies:

           A.     Portfolio Valuation
                  Portfolio securities listed on a securities exchange or on the NASDAQ National Market System (NASDAQ) are valued by using the last reported sale price, or, if no sales are reported, the average of the last reported bid and asked prices. Securities not listed on a securities exchange or NASDAQ are at the average of the quoted bid and asked prices in the over-the-counter market. If an extraordinary event which is likely to affect the value of a security occurs after the close of an exchange or system on which a portfolio security is traded, such security will be valued at its fair value as determined in good faith by the Investment Manager under procedures established by, and under the general supervision of, the Fund's Board of Directors. Obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets, including any restricted securities, will be valued at their fair value as determined in good faith by the Board of Directors.






                                    Continued

                                 SGY GLOBAL FUND
                         (formerly Yamaichi Global Fund)
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


        B.     Forward Foreign Currency Exchange Contracts
               From time to time the Fund may enter into forward foreign currency exchange contracts to hedge certain assets denominated in foreign currencies. Contracts are valued at the forward rate and are marked-to-market daily. The change in the market value is recorded by the Fund as an unrealized gain or loss. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

         C.    Foreign Currency Transactions

               Transactions denominated in foreign currencies are recorded in the Fund's records at the current U.S. dollar exchange rate. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect the current exchange rate at the end of the period. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Since the net assets of the Fund are presented at the exchange rate and market values at the close of the period, it is not practical to isolate the portion of the Fund's unrealized gains or losses arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

         D.    Securities Transactions and Investment Income

               Security transactions are recorded on a trade-date basis. Dividend income is recorded on an ex-dividend date. Interest income is recorded on an accrual basis. Realized gains or losses on sales of investments are determined on the identified cost basis for accounting and tax purposes. Dividend and interest income are recorded net of foreign taxes withheld where recovery of such taxes is not assured.

         E.    Federal Taxes

               It is the Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of its income to its shareholders. Therefore, no federal income tax provision is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, the Fund will not be subject to a Federal excise tax. Income distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments


                                    Continued

                                 SGY GLOBAL FUND
                         (formerly Yamaichi Global Fund)
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


               of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

               For Federal income tax purposes the cost of investments is $10,209,565. At December 3l, 1998 net unrealized appreciation of investments was $(42,910). This consists of aggregate gross unrealized depreciation and appreciation of $(55,160) and $12,250, respectively.

        F.     Repurchase Agreements

               The Fund may enter into repurchase agreement transactions. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. SG Pacific Asset Management, Inc. (SGPAM), the Fund's investment adviser, acting under the supervision of the Board of Directors, reviews the creditworthiness and value of the collateral of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

        G.     Distributions

               Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.


  3. Fees and Related Party Transactions:

         A.    Investment Advisory Fees

               Under an agreement between the Fund and SGPAM (the "Management Contract"), SGPAM reviews and establishes investment policies for the Fund, and pays all salaries, fees and expenses of officers and directors of the Fund who are affiliated with SGPAM or its affiliates. In addition to reviewing and establishing investment policies for the Fund, SGPAM provides executive and other personnel for management of the Fund and provides investment advice and portfolio management services. For such services, SGPAM receives a monthly fee at the annual rate of 1.0% of the average daily net assets of the Fund.








                                    Continued

                                 SGY GLOBAL FUND
                         (formerly Yamaichi Global Fund)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


         B. Directors' Fees

            Directors, other than those affiliated with SGPAM or its affiliates, receive an annual fee of $5,000 plus $500 for each meeting of the Board of Directors attended as well as reimbursement for travel and out of pocket costs.

  4. Purchases and Sales of Securities:

     Purchases of securities, other than securities subject to repurchase transactions, short-term interest bearing securities held to maturity and U.S. Government Obligations, amounted to $97,375 and $14,081,885 and sales of such securities amounted to $10,104,153 and $4,256,416 for the periods of January 1, 1998 to February 11, 1998, and April 27, 1999 to December 31, 1998, respectively.


  5. Share Capital:
     The Fund has 50,000,000 authorized shares of common stock, par value $.01 share, which may, without shareholder approval, be increased and divided into an unlimited number of portfolios of such shares. Share capital transactions during the periods ended December 31, 1998 and December 31, 1997 as follows:

                                      Year Ended             Year Ended
                                  December 31, 1998       December 31, 1997
                                 Shares      Amount       Shares         Amount
                                ---------   ---------    ---------    ---------

   Sold                       $ 1,109,912 $ 9,998,760  $   37,999  $    360,133
   Distributions reinvested         -           -           4,475        39,693
   Reacquired                  (1,117,700)(10,076,635)   (407,596)   (4,170,405)


   Net increase (decrease)    $    (7,788) $  (77,875) $ (365,122) $ (3,770,579)

     At December 31, 1998, Societe Generale Asset Management an affiliate of SGPAM individually owned more than 35% of the shares outstanding. The aggregate total value of shares held by this investor amounted to $3,509,980. The remaining shares were owned by eight shareholders who were affiliates of SGPAM.



  6. Liquidation:
     On May 12, 1999, the Fund terminated operations and liquidated.

                                 SGY GLOBAL FUND
                         (formerly Yamaichl Global Fund)

                            PORTFOLIO OF INVESTMENTS

                                December 31, 1998



                                                                       Market
    Investments by Country                           Shares Held       Value


    Australia (1.41%)
    AUSTRALIA & NEW ZEALAND BK GRP                         7,500     $  49,085
    NATIONAL AUSTRALIA BANK LTD                            4,091        61,671
    THE NEWS CORPORATION LTD                               5,000        33,030
                                                                       -------
                                                                       143,786
    Brazil (1.79%)
    TELEBRAS HOLDERS PFO BLK ADIR                          2,500       181,719
                                                                       -------
                                                                       181,719


    Canada (1.73%)
    BCE INC                                                1,000        37,761
    CANADIAN PACIFIC LTD                                   2,500        47,198
    POTASH CORP SASCKATCHWEWAN                             1,000        64,295
    TRIMARK FINANCIAL CORP /CAD/                           2,000        26,687
                                                                       -------
                                                                       175,941
    Switzerland (1.33%)
    NOVARTIS AG REGD                                          30        59,025
    UBS AG REGISTERED SHARES                                 250        76,878
                                                                       -------
                                                                       135,903


    Germany (1.86%)
    RWE AG/DEM1                                            2,000       109,462
    VOLKSWAGENWERK AG                                      1,000        79,772
                                                                       -------
                                                                       189,234

                                 SGY GLOBAL FUND
                         (formerly Yamaichi Global Fund)

                       PORTFOLIO OF INVESTMENTS, CONTINUED


                                                                        Market
   Investments by Country                          Shares Held          Value

   France (5.36%)
   AXA CORP                                               800      $    115,900
   BANQUE NATIONALE DE PARIS ORD                        2,000           164,622
   GEOPHYSIQUE CIE GENERALE                               300            17,476
   ALCATEL                                                300            36,702
   PEUGEOT                                                400            61,885
   TOTAL SA CL B                                        1,000           101,234
   VALEO                                                  600            47,262
                                                                        -------
                                                                        545,081


   United Kingdom (5.03%)
   SMITHKLINE BEECHAM PLC                               7,500           104,010
   BRITISH TELECOM ORD                                  7,000           105,200
   CADBURY SCHWEPPS ORD                                 3,500            59,931
   PEARSON ORD                                          5,000            99,486
   PERPETUAL ORD                                        2,000           101,825
   SELECT APPOINTMENTS HLDGS /GBP/                      4,000            41,229
                                                                        -------
                                                                        511,681


   Ireland (1.57%)
   BANK OF IRELAND                                      3,000            65,683
   IRISH LIFE                                          10,000            94,012
                                                                        -------
                                                                        159,695


   Hong Kong (0.42%)
   HUTCHISON WHAMPOA                                    6,000            42,400
                                                                        -------
                                                                         42,400


   Italy (1.23%)
   ASSICURAZIONE GENERALI                               3,000           125,408
                                                                        -------
                                                                        125,408

                                 SGY GLOBAL FUND
                         (formerly Yamaichi Global Fund)

                       PORTFOLIO OF INVESTMENTS, CONTINUED


                                                                       Market
  Investments by Country                           Shares Held         Value

  Japan (6.90%)
    FUJI HEAVY INDUSTRIES                               20,000       $ 100,062
    FUJI PHOTO FILM CO.                                  3,000         111,573
    KAO CORP                                             5,000         112,902
    NINTENDO CO                                          1,000          96,963
    NIPPON TEL ANDTEL                                       10          77,216
    SANKYO CO LTD                                        3,000          65,616
    SANWA BANK LTD                                       8,000          61,702
    TOKYO ELECTRON                                       2,000          75,976
                                                                       -------
                                                                       702,010


  Netherlands (2.80%)
    1HC CALAND NV                                        1,200          49,824
    ING GREOP                                            1,000          60,949
    ING GREOP NV SPONSORED ADR                           2,000         124,125
    ROYAL DUTCH PETROLEUM ORD (BR)                       1,000          49,771
                                                                       -------
                                                                       284,669


  Spain (1.09%)
    TELEFONICA SA SPONSORED ADR                            816         110,466
                                                                       -------
                                                                       110,466


  Sweden (0.83%)
    SWENSKA HANDELSBK SER A                              2,000          84,563
                                                                       -------
                                                                        84,563
  Singapore (0.75%)
    DEVELOPMENT BK OF SINGAPORE F/R                      7,500          67,727
    KEPPEL CORP                                          3,000           8,036
                                                                       -------
                                                                        75,763

                                 SGY GLOBAL FUND
                         (formerly Yamaichi Global Fund)

                       PORTFOLIO OF INVESTMENTS, CONTINUED


                                                                        Market
    Investments by Country                      Shares Held             Value

    United States (64.78%)
       AIM EASTERN EUROPE FUND                          5,000          $ 30,625
       ARM FINANCIAL GROUP INC CIL A                    4,000            88,750
       ABOVENET COMMUNICATIONS                         10,000           208,750
       AETNAINC                                         2,000           157,250
       AIRBORNE FREIGHT CORP                            4,000           144,250
       ALLSTATE CORP                                    2,000            77,250
       ALPHAINDSINC                                     4,000           144,000
       ALTERA CORP                                      2,000           121,750
       ALUMINUM CO. OF AMERICA                          1,000            74,562
       AMERICAN HOME PRODUCTS                           2,000           112,625
       THE ARGENTINA FUND INC                           5,000            45,000
       BANK ONE CORP                                    2,200           112,337
       BANKAMERICA CORP                                 1,131            68,001
       BEAZER HOMES USA INC                             3,000            75,000
       BOEING CO                                        2,000            65,250
       BRIGHTSTAR INFORMATION TECHNOLOGY               10,000            78,750
       BROADCAST COM INC                                1,000            76,500
       CENDENT CORPORATION                              3,200            61,000
       CHEVRON CORP                                     1,000            82,938
       CITIGROUP INC                                    1,000            49,500
       COMPAQ COMPUTER CORP                             3,000           125,913
       COMPUTER ASSOC INTL INC                          2,500           106,562
       COMPUTER SCIENCES CORP                           2,000           128,875
       CONOCOINC                                          500            10,437
       CONSECOINC                                       4,000           122,250
       COSTCO COMPANIES INC                             2,000           144,375
       CREATIVE COMPUTERS INC                           1,000            32,563
       CUMMINS ENGINE CO INC                            1,000            35,500
       DOE                                              2,200            96,663
       DIAMOND OFFSHORE DRILLING INC                    1,000            23,687

                                 SGY GLOBAL FUND
                         (formerly Yamaichi Global Fund)

                       PORTFOLIO OF INVESTMENTS, CONTINUED




Investments by Country                                              Market
                                              Shares Held           Value

DU PONT (El) DE NEMOURS                             2,000           106,025
FEDERATED INVESTORS INC CL B                        3,500            63,438
FINGERHUT CO INC                                   10,000           154,375
FLEETWOOD ENTERPRISES                               2,500            86,875
FORD MOTOR CO                                       2,000           117,375
FORTUNE BRANDS                                      3,000            94,875
FOX EXTERTAINMENT GRP CL A                          5,000           125,838
GTE CORP                                            2,000           130,000
GENERAL ELECTRIC CO                                 2,000           204,025
GENZYME CORP - GENERAL DIVISION                     3,500           174,125
GENZYME CORP COM MOLECULAR                            378             1,229
GLOBAL MARINE INC                                   5,000            45,937
GOODYEAR TIRE & RUBBER CO                           1,500            75,656
HILTON HOTELS CORP                                  2,500            47,813
INFINITY BROADCASTING GROUP                         1,500            41,063
INFOSPACE.COM INC                                     300            11,438
INTEL CORP                                          1,000           118,462
INTERNATIONAL BUSINESS MACHINES                       500            92,375
INTERNATIONAL PAPER CO                              1,700            76,181
LEHMAN BROS HLDGS INC                               2,500           110,156
MELLON BANK CORP                                    3,000           206,150
MILLIPORE CORP                                      2,200            62,563
MORGAN ST DEAN WITTER CORP                             87            72,319
MORGAN ST SONY CORP                                    59            73,344
PBOC HOLDINGS INC                                  15,000           153,650
PACIFIC CENTURY FINL CORP                           4,000            97,500
PENNY JC INC                                        2,200           103,125
PHILIP MORRIS COS INC                               1,000            53,500
PITTSTON BRINKS GROUP                               2,000            63,750
PORTUGAL TELECOM SPON ADR                           2.000            89,250
PUBLIC SVC ENTERPRISE GROUP                         2,500           100,000

                                 SGY GLOBAL FUND
                         (formerly Yamaichi Global Fund)
                       PORTFOLIO OF INVESTMENTS, CONTINUED


                                                              Market
 Investments by Country                       Shares Held       Value

SIERRA HEALTH SERVICES                              5,000  $   105,312
STERLING COMM INC                                   3,500      157,400
SUN INTL HOTELS LTD                                 2,000       90,875
SUN MICROSYSTEMS INC                                1,500      128,438
UALCORP                                             2,000      119,361
USWEBCORP                                           5,000      131,875
VENTASINC                                           5,000       22,500
XEROX CORP                                          1,500      177,000
                                                             ---------
                                                             6,586,086


 Total Common Stocks (98.90%)                               10,054,405

 Senior Securities (1.10%)
   CNB CAPITAL TRUST I CV PFD                                  112,250

 Total Investments                                        $ 10,166,655